Investments in Associates and Joint Arrangements - Summarized Financial Information on the Bank's Investment in Associate (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of associates [line items]
Total assets	$ 774,529,063	$ 606,152,201
Total Liabilities	622,983,252	461,759,370
Shareholders' equity	151,545,811	144,392,831	$ 127,560,957	$ 149,654,925
Associates [member]
Disclosure of associates [line items]
Total assets	58,950	42,826
Total Liabilities	12,145	10,714
Shareholders' equity	$ 46,805	$ 32,112
Proportional Bank's interest	5.00%	5.00%
Investment carrying amount	$ 2,340	$ 1,606
Play Digital SA [Member]
Disclosure of associates [line items]
Total assets	659,866
Total Liabilities	87,619
Shareholders' equity	$ 572,247
Proportional Bank's interest	9.9545%
Investment carrying amount	$ 56,964